Condensed Financial Statements of Parent Company - Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses:
General and administrative	$ (7,868)	¥ (55,853)	¥ (155,445)	¥ (431,913)
Total operating expenses	(49,459)	(351,145)	(900,765)	(4,467,298)
Interest expense	(26,169)	(185,794)	(468,612)	(35,477)
Foreign exchange related gains, net	(14)	(102)	(903)	(1)
Loss before income taxes	(26,386)	(187,339)	(914,399)	(1,233,931)
Net loss	(26,101)	(185,300)	(914,767)	(1,240,176)
Net loss attributable to Qutoutiao Inc.' s ordinary shareholders	(46,379)	(329,289)	(1,039,444)	(1,348,513)
Net loss	(26,101)	(185,300)	(914,767)	(1,240,176)
Foreign currency translation adjustment, net of nil tax	(7,700)	(54,668)	(231,844)	44,690
Comprehensive loss attributable to Qutoutiao Inc.	(33,801)	(239,981)	(1,146,611)	(1,194,927)
Parent Company [Member]
Operating expenses:
General and administrative	(6,631)	(47,078)	(77,185)	(208,594)
Total operating expenses	(6,631)	(47,078)	(77,185)	(208,594)
Loss from operations	(6,631)	(47,078)	(77,185)	(208,594)
Investment income (loss)	198	1,408	585	(27,589)
Interest expense	(26,169)	(185,794)	(468,358)	(30,683)
Foreign exchange related gains, net	(2)	(14)	(220)
Other expenses, net	(5)	(33)	(42)	(41)
Loss from subsidiaries and VIEs	6,508	46,198	(369,547)	(972,710)
Loss before income taxes	(26,101)	(185,313)	(914,767)	(1,239,617)
Net loss	(26,101)	(185,313)	(914,767)	(1,239,617)
Accretion to redemption value of convertible redeemable preferred shares of a subsidiary	(20,278)	(143,976)	(124,677)	(108,896)
Net loss attributable to Qutoutiao Inc.' s ordinary shareholders	(46,379)	(329,289)	(1,039,444)	(1,348,513)
Net loss	(26,101)	(185,313)	(914,767)	(1,239,617)
Foreign currency translation adjustment, net of nil tax	(7,700)	(54,668)	(231,844)	44,690
Comprehensive loss attributable to Qutoutiao Inc.	$ (33,801)	¥ (239,981)	¥ (1,146,611)	¥ (1,194,927)